Cost of Revenues - Summary of Cost of Revenues (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Cost of Revenues.
Revenue sharing fees	¥ 1,377,765		¥ 1,368,498	¥ 1,351,096
Salary and welfare benefits	28,600		45,273	40,653
Payment handling costs	20,836		21,076	22,899
Bandwidth costs	36,218		39,424	32,795
Share-based compensation expense	1,788		3,845	7,052
Others	9,741		8,281	14,426
Total	¥ 1,474,948	$ 202,067	¥ 1,486,397	¥ 1,468,921